Financial Instruments with Off-Balance-Sheet Risk - Summary of Allowance for Credit Losses on Off-Balance-Sheet Credit Exposures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Beginning balance, January 1	$ 6,136	$ 955	$ 693
Credit loss expense (benefit)	(2,989)	(1,014)	262
Ending balance, December 31,	3,147	6,136	955
Impact of adopting ASC 326 [Member]
Beginning balance, January 1	$ 0	6,195	0
Ending balance, December 31,		$ 0	$ 6,195